Trade Receivables and Customer Finance - Summary of Outstanding Customer Finance (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of outstanding customer finance [abstract]
Customer finance credits	kr 4,223	kr 5,003
Financial guarantees for third-parties	77	124
Accrued interest	14	16
Less third-party risk coverage	(505)	(805)
Ericsson's risk exposure, including financial guarantees	kr 3,809	kr 4,338